CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the year	$ 948	$ 10,363	$ 7,414
Adjustments for:
Net income from discontinued operations		(2,560)	(843)
Pension and medical benefits (actuarial expense)	(1,001)	2,086	2,018
Results of equity-accounted investments	659	(153)	(523)
Depreciation, depletion and amortization	11,445	14,836	11,912
Impairment of assets (reversal)	7,339	2,848	2,005
Allowance (reversals) for credit loss on trade and other receivables	144	87	91
Exploratory expenditure write-offs	456	308	87
Foreign exchange, indexation and finance charges	11,094	8,460	7,941
Deferred income taxes, net	(1,743)	2,798	370
Revision and unwinding of discount on the provision for decommissioning costs	981	950	31
Inventory write-down (write-back) to net realizable value	375	15	421
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation	(3,173)
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(456)	(6,012)	(416)
Early termination and cash outflows revision of lease agreements	(276)	(60)
Trade and other receivables, net	1	2,233	(1,535)
Inventories	724	(281)	(2,108)
Judicial deposits	(859)	(2,144)	(2,040)
Escrow account - Class action agreement		1,819	(2,019)
Other assets	159	(219)	461
Trade payables	216	(989)	858
Other taxes payable	3,246	225	2,265
Pension and medical benefits	(1,048)	(1,882)	(1,002)
Provisions for legal proceedings	(261)	(3,767)	1,686
Short-term benefits	781	185	529
Provision for decommissioning costs	(482)	(512)	(500)
Agreement with US authorities		(768)	(85)
Other liabilities	(47)	(259)	996
Income taxes paid	(332)	(2,330)	(2,567)
Net cash provided by operating activities from continuing operations	28,890	25,277	25,447
Net cash provided by operating activities - discontinued operations		323	906
Net cash provided by operating activities	28,890	25,600	26,353
Cash flows from investing activities
Acquisition of PP&E and intangibles assets (except for the Bidding for oil surplus of Transfer of rights agreement)	(5,874)	(8,556)	(11,905)
Bidding for oil surplus of Transfer of rights agreement		(15,341)
Investments in investees	(942)	(7)	(44)
Proceeds from disposal of assets - Divestment	1,997	10,413	5,791
Reimbursement on the Transfer of rights agreement		8,361
Divestment (Investment) in marketable securities	66	198	704
Dividends received	243	1,436	994
Net cash used in investing activities from continuing operations	(4,510)	(3,496)	(4,460)
Net cash used in investing activities - discontinued operations		1,812	(44)
Net cash used in investing activities	(4,510)	(1,684)	(4,504)
Cash flows from financing activities
Investments by non-controlling interest	(67)	(29)	43
Proceeds from financing	17,023	7,464	10,707
Repayment of principal - finance debt	(25,727)	(27,273)	(34,013)
Repayment of interest - finance debt	(3,157)	(4,501)	(5,703)
Repayment of lease liability	(5,880)	(5,207)
Dividends paid to Shareholders of Petrobras	(1,367)	(1,877)	(625)
Dividends paid to non-controlling interests	(84)	(138)	(103)
Net cash used in financing activities from continuing operations	(19,259)	(31,561)	(29,694)
Net cash used in financing activities - discontinued operations		(508)	(156)
Net cash used in financing activities	(19,259)	(32,069)	(29,850)
Effect of exchange rate changes on cash and cash equivalents	(773)	1,631	(619)
Net increase (decrease) in cash and cash equivalents	4,348	(6,522)	(8,620)
Cash and cash equivalents at the beginning of the period	7,377	13,899	22,519
Cash and cash equivalents at the end of the period	$ 11,725	$ 7,377	$ 13,899